Employee Benefit Plans (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted average assumptions used to determine benefit obligation:
Discount Rate	4.62%	3.90%
Expected Long-term Rate of Return	6.41%	6.28%